Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity
16. Equity
Preferred Stock
Preferred stock authorized, issued and outstanding was as follows at both December 31, 2016 and 2015:

Series	Shares Authorized	Shares Issued	Shares Outstanding
Floating Rate Non-Cumulative Preferred Stock, Series A	27,600,000	24,000,000	24,000,000
5.25% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series C	1,500,000	1,500,000	1,500,000
Series A Junior Participating Preferred Stock	10,000,000	—	—
Not designated	160,900,000	—	—
Total	200,000,000	25,500,000	25,500,000

As discussed below, MetLife, Inc. repurchased or redeemed and canceled the 6.50% Non-Cumulative Preferred Stock, Series B (the “Series B preferred stock”) in 2015. On November 3, 2015, MetLife, Inc. filed a Certificate of Elimination (the “Certificate of Elimination”) of 6.50% Non-Cumulative Preferred Stock, Series B with the Secretary of State of the State of Delaware to eliminate all references to the Series B preferred stock in MetLife, Inc.’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), including the related Certificate of Designations. As a result of the filing of the Certificate of Elimination, MetLife, Inc.’s Certificate of Incorporation was amended to eliminate all references therein to the Series B preferred stock, and the shares that were designated to such series were returned to the status of authorized but unissued shares of preferred stock, par value $0.01 per share, of MetLife, Inc., without designation as to series.
In June 2015, MetLife, Inc. issued 1,500,000 shares of 5.25% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series C (the "Series C preferred stock"), with a $0.01 par value per share and a liquidation preference of $1,000 per share, for aggregate proceeds of $1.5 billion. In connection with the offering of the Series C preferred stock, MetLife, Inc. incurred $17 million of issuance costs which have been recorded as a reduction of additional paid-in capital.
In June 2015, MetLife, Inc. conducted a tender offer for up to 59,850,000 of its 60,000,000 shares of Series B preferred stock, liquidation preference $25 per share, at a purchase price of $25 per share, plus an amount equal to accrued, unpaid and undeclared dividends from, and including, June 15, 2015 to, but excluding, June 29, 2015, the settlement date of the tender offer. In June 2015, MetLife, Inc. also delivered a notice of redemption to the holders of the Series B preferred stock, pursuant to which it would redeem any shares of Series B preferred stock not purchased by it in the tender offer at a redemption price of $25 per share, without any payment for accrued, unpaid and undeclared dividends on the Series B preferred stock from, and including, June 15, 2015 to, but excluding, July 1, 2015, the redemption date. On June 29, 2015, MetLife, Inc. repurchased and canceled 37,192,413 shares of Series B preferred stock in the tender offer for $932 million in cash. On July 1, 2015, MetLife, Inc. redeemed and canceled the remaining 22,807,587 shares of Series B preferred stock not tendered in the tender offer for an aggregate redemption price of $570 million in cash. In connection with the tender offer and redemption, MetLife, Inc. recognized a preferred stock repurchase premium of $42 million (calculated as the difference between the carrying value of the Series B preferred stock and the total amount paid by MetLife, Inc. to the holders of the Series B preferred stock in connection with the tender offer and redemption), which was reflected as a reduction to retained earnings on the consolidated balance sheet.
The outstanding preferred stock ranks senior to MetLife, Inc.’s common stock with respect to the payment of dividends and distributions upon liquidation, dissolution or winding-up. Holders of the outstanding preferred stock are entitled to receive dividend payments only when, as and if declared by MetLife, Inc.’s Board of Directors or a duly authorized committee of the Board. Dividends on the preferred stock are not cumulative or mandatory. Accordingly, if dividends are not declared on the preferred stock of the applicable series for any dividend period, then any accrued dividends for that dividend period will cease to accrue and be payable. If a dividend is not declared before the dividend payment date for any such dividend period, MetLife, Inc. will have no obligation to pay dividends accrued for such dividend period whether or not dividends are declared for any future period. No dividends may be paid or declared on MetLife, Inc.’s common stock (or any other securities ranking junior to the preferred stock) and MetLife, Inc. may not purchase, redeem, or otherwise acquire its common stock (or other such junior stock) unless the full dividends for the latest completed dividend period on all outstanding shares of preferred stock, and any parity stock, have been declared and paid or provided for. If dividends are declared on MetLife, Inc.’s Floating Rate Non-Cumulative Preferred Stock, Series A (the “Series A preferred stock”), they will be payable quarterly, in arrears, at an annual rate of the greater of: (i) 1.00% above three-month LIBOR on the related LIBOR determination date; or (ii) 4.00%. If dividends are declared on the Series C preferred stock for any dividend period, they are calculated on a non-cumulative basis at a fixed rate per annum of 5.25% from the date of original issue to, but excluding, June 15, 2020, and will be calculated at a floating rate per annum equal to three-month LIBOR plus 3.575% on the related LIBOR determination date from and after June 15, 2020. Dividends on the Series C preferred stock for any dividend period are payable, if declared, semi-annually in arrears on the 15th day of June and December of each year commencing on December 15, 2015 and ending on June 15, 2020, and thereafter quarterly in arrears on the 15th day of September, December, March and June of each year. Information on payments of dividends on the Series B preferred stock is set forth in the table below.
MetLife, Inc. is prohibited from declaring dividends on the outstanding preferred stock if it fails to meet specified capital adequacy, net income and stockholders’ equity levels. Beginning on January 1, 2019, MetLife, Inc. will no longer be subject to such limitations with respect to the Series C preferred stock. See “— Dividend Restrictions — MetLife, Inc.”
Holders of the preferred stock do not have voting rights except in certain circumstances, including where the dividends have not been paid for an equivalent of six or more dividend payment periods whether or not those periods are consecutive. Under such circumstances, the holders of the preferred stock have certain voting rights with respect to members of the Board of Directors of MetLife, Inc.
The preferred stock is not subject to any mandatory redemption, sinking fund, retirement fund, purchase fund or similar provisions. The Series A preferred stock is redeemable at MetLife, Inc.’s option in whole or in part, at a redemption price of $25 per share of preferred stock, plus declared and unpaid dividends. MetLife, Inc. may, at its option, redeem the Series C preferred stock, (i) in whole but not in part, at any time prior to June 15, 2020, within 90 days after the occurrence of a “regulatory capital event,” and (ii) in whole or in part, from time to time, on or after June 15, 2020, in each case, at a redemption price equal to $1,000 per Series C preferred share, plus an amount equal to any dividends per share that have accrued but not been declared and paid for the then-current dividend period to, but excluding, such redemption date. A “regulatory capital event” could occur as a result of a change or proposed change in capital adequacy rules (or the interpretation or application thereof) that would apply to MetLife, Inc. from rules (or the interpretation or application thereof) in effect with respect to bank holding companies as of June 1, 2015 that would create a more than insubstantial risk, as determined by MetLife, Inc., that the Series C preferred stock would not be treated as “Tier 1 Capital” or as capital with attributes similar to those of Tier 1 Capital.
In December 2008, MetLife, Inc. entered into an RCC related to the Series A and Series B preferred stock and, in June 2015, MetLife, Inc. entered into an RCC related to the Series C preferred stock. As part of each such RCC, MetLife, Inc. agreed that it will not repay, redeem or purchase the preferred stock on or before December 31, 2018, unless, subject to certain limitations, it has received proceeds during a specified period from the sale of specified replacement securities. The repurchase and redemption of Series B preferred stock as described above was in compliance with the terms of the applicable RCC. The RCC is, in each case, for the benefit of the holders of the related Covered Debt, which is currently MetLife, Inc.’s 10.750% JSDs. The RCC will terminate upon the occurrence of certain events, including the date on which MetLife, Inc. has no series of outstanding eligible debt securities.
Information on the declaration, record and payment dates, as well as per share and aggregate dividend amounts, for the Series A, Series B and Series C preferred stock was as follows:

			Dividend
Declaration Date	Record Date	Payment Date	Series A Per Share	Series A Aggregate	Series B Per Share	Series B Aggregate	Series C Per Share	Series C Aggregate
			(In millions, except per share data)
November 15, 2016	November 30, 2016	December 15, 2016	$0.253	$6	$—	$—	$26.250	$39
August 15, 2016	August 31, 2016	September 15, 2016	$0.256	6	$—	—	$—	—
May 16, 2016	May 31, 2016	June 15, 2016	$0.256	7	$—	—	$26.250	39
March 7, 2016	February 29, 2016	March 15, 2016	$0.253	6	$—	—	$—	—
				$25		$—		$78
November 16, 2015	November 30, 2015	December 15, 2015	$0.253	$6	$—	$—	$28.292	$43
August 17, 2015	August 31, 2015	September 15, 2015	$0.256	6	$—	—	$—	—
May 15, 2015	May 31, 2015	June 15, 2015	$0.256	7	$0.406	24	$—	—
March 5, 2015	February 28, 2015	March 16, 2015	$0.250	6	$0.406	24	$—	—
				$25		$48		$43
November 17, 2014	November 30, 2014	December 15, 2014	$0.253	$7	$0.406	$24	$—	$—
August 15, 2014	August 31, 2014	September 15, 2014	$0.256	6	$0.406	24	$—	—
May 15, 2014	May 31, 2014	June 16, 2014	$0.256	7	$0.406	24	$—	—
March 5, 2014	February 28, 2014	March 17, 2014	$0.250	6	$0.406	24	$—	—
				$26		$96		$—

See Note 23 for information on subsequent preferred stock dividends declared.
Common Stock
Issuances
In October 2014, MetLife, Inc. issued 22,907,960 new shares of its common stock for $1.0 billion. The issuances were made in connection with the settlement of stock purchase contracts. See Note 15.
During the years ended December 31, 2016, 2015 and 2014, 4,439,219 new shares, 5,592,622 new shares and 5,866,160 new shares of common stock were issued for $166 million, $216 million and $220 million, respectively, in connection with stock option exercises and other stock-based awards. There were no shares of common stock issued from treasury stock during any of the years ended December 31, 2016, 2015 and 2014.
Repurchase Authorizations
On December 12, 2014, MetLife, Inc. announced that its Board of Directors authorized $1.0 billion of common stock repurchases in addition to previously authorized repurchases and on September 22, 2015, MetLife, Inc. announced that its Board of Directors authorized additional repurchases of $739 million of its common stock, bringing MetLife, Inc.’s available repurchase authorization under the December 2014 and September 2015 authorizations as of such date to $1.0 billion. On November 10, 2016, MetLife, Inc. announced that its Board of Directors authorized $3.0 billion of common stock repurchases.
During the years ended December 31, 2016, 2015 and 2014, MetLife, Inc. repurchased 6,948,739 shares, 39,491,991 shares and 18,876,363 shares under these repurchase authorizations for $372 million, $1.9 billion, and $1.0 billion, respectively. At December 31, 2016, MetLife, Inc. had $2.7 billion remaining under its common stock repurchase authorizations. See Note 23 for information on subsequent common stock repurchases.
Under these authorizations, MetLife, Inc. may purchase its common stock from the MetLife Policyholder Trust, in the open market (including pursuant to the terms of a pre-set trading plan meeting the requirements of Rule 10b5-1 under the Securities Exchange Act of 1934 (“Exchange Act”)), and in privately negotiated transactions. Common stock repurchases are dependent upon several factors, including the Company’s capital position, liquidity, financial strength and credit ratings, general market conditions, the market price of MetLife, Inc.’s common stock compared to management’s assessment of the stock’s underlying value and applicable regulatory approvals, as well as other legal and accounting factors.
Dividends
The table below presents declaration, record and payment dates, as well as per share and aggregate dividend amounts, for common stock:

			Dividend
Declaration Date	Record Date	Payment Date	Per Share	Aggregate
			(In millions, except per share data)
October 25, 2016	November 7, 2016	December 13, 2016	$0.400	$441
July 7, 2016	August 8, 2016	September 13, 2016	$0.400	441
April 26, 2016	May 9, 2016	June 13, 2016	$0.400	441
January 6, 2016	February 5, 2016	March 14, 2016	$0.375	413
				$1,736
October 27, 2015	November 6, 2015	December 11, 2015	$0.375	$419
July 7, 2015	August 7, 2015	September 11, 2015	$0.375	420
April 28, 2015	May 11, 2015	June 12, 2015	$0.375	420
January 6, 2015	February 6, 2015	March 13, 2015	$0.350	394
				$1,653
October 28, 2014	November 7, 2014	December 12, 2014	$0.350	$398
July 7, 2014	August 8, 2014	September 12, 2014	$0.350	395
April 22, 2014	May 9, 2014	June 13, 2014	$0.350	395
January 6, 2014	February 6, 2014	March 13, 2014	$0.275	311
				$1,499

See Note 23 for information on subsequent common stock dividends declared.
The funding of the cash dividends and operating expenses of MetLife, Inc. is primarily provided by cash dividends from MetLife, Inc.’s insurance subsidiaries. The statutory capital and surplus, or net assets, of MetLife, Inc.’s insurance subsidiaries are subject to regulatory restrictions except to the extent that dividends are allowed to be paid in a given year without prior regulatory approval. Dividends exceeding these limitations can generally be made subject to regulatory approval. The nature and amount of these dividend restrictions, as well as the statutory capital and surplus of MetLife, Inc.’s U.S. insurance subsidiaries, are disclosed in “— Statutory Equity and Income” and “— Dividend Restrictions — Insurance Operations.” MetLife, Inc.’s principal non-U.S. insurance operations are branches or subsidiaries of American Life, a U.S. insurance subsidiary of the Company. In addition, the payment of dividends by MetLife, Inc. to its shareholders is also subject to restrictions. See “— Dividend Restrictions — MetLife, Inc.”
Stock-Based Compensation Plans
Plans for Employees and Agents
Under the MetLife, Inc. 2015 Stock and Incentive Compensation Plan (the “2015 Stock Plan”), MetLife, Inc. may grant awards to employees and agents in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each, as applicable, as defined in the 2015 Stock Plan with reference to shares of MetLife, Inc. common stock (“Shares”)). Awards under the 2015 Stock Plan and its predecessor plan, the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the “2005 Stock Plan”) were outstanding at December 31, 2016. MetLife, Inc. granted all awards to employees and agents in 2016 under the 2015 Stock Plan.
The aggregate number of Shares authorized for issuance under the 2015 Stock Plan at December 31, 2016 was 30,225,064.
MetLife recognizes compensation expense related to awards under the 2005 Stock Plan or 2015 Stock Plan based on the number of awards it expects to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, MetLife recognizes any adjustment necessary to reflect differences in actual experience in the period the award becomes payable or exercisable.
Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options. Under the 2015 Stock Plan, compensation expense principally relates to Stock Options, Unit Options, Performance Shares, Performance Units, Restricted Stock Units and Restricted Units. MetLife, Inc. granted the majority of each year’s awards under the 2005 Stock Plan and 2015 Stock Plan in the first quarter of the year.
Deferred Shares are Shares that are covered by awards that have become payable under a plan, but the issuance of which has been deferred. Deferred Shares payable to employees or agents related to awards under the 2005 Stock Plan, 2015 Stock Plan, or earlier applicable plans equaled 1,385,725 Shares at December 31, 2016.
Certain stock-based awards provide solely for cash settlement based in whole or in part on the price of Shares or changes in the price of Shares (“Phantom Stock-Based Awards”). MetLife granted such awards under the MetLife, Inc. International Unit Option Incentive Plan, the MetLife International Performance Unit Incentive Plan, and the MetLife International Restricted Unit Incentive Plan prior to 2015, and under the 2015 Stock Plan in 2015 and later.
Plans for Non-Management Directors
Under the MetLife, Inc. 2015 Non-Management Director Stock Compensation Plan (the “2015 Director Stock Plan”), MetLife, Inc. may grant non-management Directors of MetLife, Inc. awards in the form of nonqualified Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, or Stock-Based Awards (each, as applicable, as defined in the 2015 Director Stock Plan with reference to Shares). The only awards MetLife, Inc. granted under the 2015 Director Stock Plan and its predecessor plan, the MetLife, Inc. 2005 Non-Management Director Stock Compensation Plan (the “2005 Director Stock Plan”), through December 31, 2016 vested immediately and no awards under the 2005 Director Stock Plan or 2015 Director Stock Plan remained outstanding at December 31, 2016.
The aggregate number of Shares authorized for issuance under the 2015 Director Stock Plan at December 31, 2016 was 1,561,333.
MetLife recognizes compensation expense related to awards under the 2015 Director Stock Plan based on the number of Shares awarded. The only awards made under the 2005 Director Stock Plan and under the 2015 Director Stock Plan through December 31, 2016 were Stock-Based Awards that vested immediately. MetLife, Inc. granted the majority of the awards in 2015 and 2016 under the 2015 Director Stock Plan in the second quarter of each year.
Deferred Shares payable to Directors related to awards under the 2005 Director Stock Plan, 2015 Director Stock Plan, or earlier applicable plans equaled 193,253 Shares at December 31, 2016.
Compensation Expense Related to Stock-Based Compensation
The components of compensation expense related to stock-based compensation includes compensation expense related to Phantom Stock-Based Awards, and excludes the insignificant compensation expense related to the 2015 Director Stock Plan. Those components were:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Stock Options and Unit Options	$9	$12	$26
Performance Shares and Performance Units (1)	75	59	103
Restricted Stock Units and Restricted Units	63	66	47
Total compensation expense	$147	$137	$176
Income tax benefit	$51	$48	$62
__________________

(1)
Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

The following table presents the total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

	December 31, 2016
	Expense	Weighted Average Period
	(In millions)	(Years)
Stock Options	$4	1.65
Performance Shares	$33	1.73
Restricted Stock Units	$41	1.80

Equity Awards
Stock Options
Stock Options are the contingent right of award holders to purchase Shares at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of a Share reported on the New York Stock Exchange on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted has become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who meet specified age and service criteria and in certain other limited circumstances.
A summary of the activity related to Stock Options was as follows:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(Years)	(In millions)
Outstanding at January 1, 2016	23,506,764	$44.50	4.09	$166
Granted	900,764	$38.42
Exercised	(2,432,001)	$34.36
Expired	(2,429,009)	$50.50
Forfeited	(64,130)	$45.90
Outstanding at December 31, 2016	19,482,388	$44.73	3.68	$218
Vested and expected to vest at December 31, 2016	19,314,192	$44.72	3.69	$217
Exercisable at December 31, 2016	17,913,612	$44.79	3.28	$202
__________________

(1)
The intrinsic value of each Stock Option is the closing price on a particular date less the exercise price of the Stock Option, so long as the difference is greater than zero. The aggregate intrinsic value of all outstanding Stock Options is computed using the closing Share price on December 31, 2016 of $53.89 and December 31, 2015 of $48.21, as applicable.

MetLife estimates the fair value of Stock Options on the date of grant using a binomial lattice model. The significant assumptions the Company uses in its binomial lattice model are further described below. The assumptions include: expected volatility of the price of Shares; risk-free rate of return; dividend yield on Shares; exercise multiple; and the post-vesting termination rate.
Expected volatility is based upon an analysis of historical prices of Shares and call options on Shares traded on the open market. The Company uses a weighted-average of the implied volatility for publicly-traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of Shares. The Company chose a monthly measurement interval for historical volatility as this interval reflects the Company’s view that employee option exercise decisions are based on longer-term trends in the price of the underlying Shares rather than on daily price movements.
The binomial lattice model used by the Company incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.
Dividend yield is determined based on historical dividend distributions compared to the price of the underlying Shares as of the valuation date and held constant over the life of the Stock Option.
The binomial lattice model used by the Company incorporates the term of the Stock Options. The model also factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment. From these factors, the model derives an expected life of the Stock Option. The exercise behavior in the model is a multiple that reflects the ratio of stock price at the time of exercise over the exercise price of the Stock Option at the time the model expects holders to exercise. The model derives the exercise multiple from actual exercise activity. The model determines the post-vesting termination rate from actual exercise experience and expiration activity under the Incentive Plans.
The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, that the model uses to determine the fair value of unexercised Stock Options that MetLife, Inc. has granted:

	Years Ended December 31,
	2016	2015	2014
Dividend yield	3.90%	2.72%	2.18%
Risk-free rate of return	0.62% - 2.85%	0.20% - 3.04%	0.12% - 5.07%
Expected volatility	33.58%	32.56%	33.26%
Exercise multiple	1.43	1.44	1.45
Post-vesting termination rate	2.58%	2.73%	2.93%
Contractual term (years)	10	10	10
Expected life (years)	7	7	6
Weighted average exercise price of stock options granted	$38.42	$51.39	$50.53
Weighted average fair value of stock options granted	$9.26	$13.29	$13.84

The following table presents a summary of Stock Option exercise activity:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Total intrinsic value of stock options exercised	$42	$44	$67
Cash received from exercise of stock options	$84	$121	$156
Income tax benefit realized from stock options exercised	$15	$15	$24

Performance Shares
Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in Shares. MetLife accounts for Performance Shares as equity awards. MetLife, Inc. does not credit Performance Shares with dividend-equivalents for dividends paid on Shares. Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who meet specified age and service criteria, and in certain other limited circumstances.
For awards granted for the 2014 – 2016 and later performance periods in progress through December 31, 2016, the vested Performance Shares will be multiplied by a performance factor of 0% to 175%. Assuming that MetLife, Inc. has met threshold performance goals related to its adjusted income or total shareholder return, the MetLife, Inc. Compensation Committee will determine the performance factor in its discretion. In doing so, the Compensation Committee may consider MetLife, Inc.’s total shareholder return relative to the performance of its competitors and operating return on MetLife, Inc.’s common stockholder’s equity relative to its financial plan. MetLife estimates the fair value of Performance Shares each quarter until they become payable. The performance factor for the 2013 - 2015 performance period was 86.2%.
Restricted Stock Units
Restricted Stock Units are units that, if they vest, are payable in an equal number of Shares. MetLife accounts for Restricted Stock Units as equity awards. MetLife, Inc. does not credit Restricted Stock Units with dividend-equivalents for dividends paid on Shares. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of Shares on the date of grant, reduced by the present value of estimated dividends to be paid on that stock.
The vast majority of Restricted Stock Units normally vest in thirds on or shortly after the first three anniversaries of their grant date. Other Restricted Stock Units normally vest in their entirety on the third or later anniversary of their grant date. Vesting is subject to continued service, except for employees who meet specified age and service criteria and in certain other limited circumstances.
The following table presents a summary of Performance Share and Restricted Stock Unit activity:

	Performance Shares		Restricted Stock Units
	Shares	Weighted Average Fair Value (2)	Units	Weighted Average Fair Value (2)
Outstanding at January 1, 2016	3,907,174	$44.08	3,078,959	$43.50
Granted	1,661,925	$49.65	2,075,089	$33.67
Forfeited	(159,358)	$49.91	(192,248)	$39.88
Payable (1)	(1,592,641)	$44.57	(1,539,787)	$40.52
Outstanding at December 31, 2016	3,817,100	$49.88	3,422,013	$39.08
Vested and expected to vest at December 31, 2016	3,637,175	$49.89	3,279,076	$39.23
__________________

(1)	Includes both Shares paid and Deferred Shares for later payment.

(2)
Values for shares outstanding at January 1, 2016, represent weighted average number of shares multiplied by the fair value per share at December 31, 2015. Otherwise, all values represent weighted average of number of shares multiplied by the fair value per share at December 31, 2016. Fair value per share of Restricted Stock Units on December 31, 2016 was equal to Grant Date fair value per share.

Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2016, the performance period for the 2014 — 2016 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,066,076 outstanding Performance Shares to which the 2014 — 2016 performance factor will be applied.
Liability Awards (Phantom Stock-Based Awards)
Certain MetLife subsidiaries have a liability for Phantom Stock-Based Awards in the form of Unit Options, Restricted Units, and/or Performance Units. These Share-based cash settled awards are recorded as liabilities until payout is made. Unlike Share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liability awards is remeasured at the end of each reporting period based on the change in fair value of one Share. The liability and corresponding expense are adjusted accordingly until the award is settled.
Unit Options
Each Unit Option is the contingent right of the holder to receive a cash payment equal to the closing price of a Share on the surrender date, less the closing price on the grant date, if the difference is greater than zero. The vast majority of Unit Options has become or will become eligible for surrender at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Unit Options have become or will become eligible for surrender on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who meet specified age and service criteria and in certain other limited circumstances.
Restricted Units
Restricted Units are units that, if they vest, are payable in cash equal to the closing price of a Share on the last day of the restriction period. The vast majority of Restricted Units normally vest in thirds on or shortly after the first three anniversaries of their grant date. Other Restricted Units normally vest in their entirety on the third or later anniversary of their grant date. Vesting is subject to continued service, except for employees meet specified age and service criteria and in certain other limited circumstances. Restricted Units are accounted for as liability awards. They are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period.
Performance Units
Performance Units are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Units which are payable in cash equal to the closing price of a Share on a date following the last day of the three-year performance period. The performance factor for the Performance Units for any given period is determined on the identical basis as the performance factor for Performance Shares for the same performance period. Performance Units are accounted for as liability awards. They are not credited with dividend-equivalents for dividends paid on Shares. Accordingly, the estimated fair value of Performance Units is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.
See “— Equity Awards — Performance Shares” for a discussion of the Performance Shares vesting period and award calculation, which is also used for Performance Units.
The following table presents a summary of Liability Awards activity:

	Unit Options	Restricted Units	Performance Units
Outstanding at January 1, 2016	975,529	661,892	611,272
Granted	27,800	485,171	278,833
Exercised	(91,752)	—	—
Forfeited	(55,680)	(76,651)	(39,086)
Paid	—	(306,689)	(235,663)
Outstanding at December 31, 2016	855,897	763,723	615,356
Vested and expected to vest at December 31, 2016	770,307	687,351	553,820
Statutory Equity and Income
The states of domicile of MetLife, Inc.’s U.S. insurance subsidiaries each impose risk-based capital (“RBC”) requirements that were developed by the National Association of Insurance Commissioners (“NAIC”). American Life does not write business in Delaware or any other domestic state and, as such, is exempt from RBC requirements by Delaware law. Regulatory compliance is determined by a ratio of a company’s total adjusted capital, calculated in the manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in the manner prescribed by the NAIC (“ACL RBC”), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company Action Level RBC”). While not required by or filed with insurance regulators, the Company also calculates an internally defined combined RBC ratio (“Statement-Based Combined RBC Ratio”), which is determined by dividing the sum of TAC for MetLife, Inc.’s principal U.S. insurance subsidiaries, excluding American Life, by the sum of Company Action Level RBC for such subsidiaries. The Company’s Statement-Based Combined RBC Ratio (both including and excluding Brighthouse insurance subsidiaries) was in excess of 400% at both December 31, 2016 and December 31, 2015. In addition, all non-exempted U.S. insurance subsidiaries individually exceeded Company Action Level RBC for all periods presented.
MetLife, Inc.’s foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. At December 31, 2016 and 2015, the adjusted capital of American Life’s insurance subsidiary in Japan, the Company’s largest foreign insurance operation, was in excess of four times the 200% solvency margin ratio that would require corrective action. Excluding Japan, the aggregate required capital and surplus of the Company’s other foreign insurance operations was $3.1 billion and the aggregate actual regulatory capital and surplus of such operations was $10.9 billion as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those other foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.
MetLife, Inc.’s insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles (“Statutory Codification”). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife, Inc.’s U.S. insurance subsidiaries.
Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.
In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments. MetLife, Inc.’s U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.
New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners’ Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of MLIC for the years ended December 31, 2016 and 2015 by an amount of $909 million and $1.2 billion, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.
American Life calculates its policyholder reserves on insurance written in each foreign jurisdiction in accordance with the reserve standards required by such jurisdiction. Additionally, American Life’s insurance subsidiaries are valued based on each respective subsidiary’s underlying local statutory equity, adjusted in a manner consistent with the reporting prescribed for its branch operations. The prescribed practice exempts American Life from calculating and disclosing the impact to its statutory capital and surplus. The tables below present amounts from MetLife, Inc.’s U.S. insurance subsidiaries, which are derived from the statutory-basis financial statements as filed with the insurance regulators.
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2016	2015	2014
		(In millions)
Metropolitan Life Insurance Company (1)	New York	$3,444	$3,703	$1,487
American Life Insurance Company	Delaware	$341	$335	$(36)
Brighthouse Life Insurance Company (2)	Delaware	$1,186	$(1,022)	$1,543
Metropolitan Property and Casualty Insurance Company	Rhode Island	$171	$204	$291
Metropolitan Tower Life Insurance Company	Delaware	$8	$(42)	$51
New England Life Insurance Company (2)	Massachusetts	$109	$157	$303
General American Life Insurance Company	Missouri	$(2)	$204	$129
Other	Various	$(70)	$20	$22

__________________

(1)
In December 2016, MLIC transferred all of the issued and outstanding shares of the common stock of each of New England Life Insurance Company (“NELICO”) and General American Life Insurance Company (“GALIC”) to MetLife, Inc., in the form of a non-cash extraordinary dividend.

(2)
Effective April 28, 2017 in connection with the Separation, MetLife, Inc. contributed all of the issued and outstanding shares of common stock of each of Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA) (“Brighthouse Insurance”) and NELICO to Brighthouse Holdings, LLC. As a result of the Separation, Brighthouse Insurance and NELICO ceased to be subsidiaries of MetLife, Inc.

Statutory capital and surplus was as follows at:

	December 31,
Company	2016	2015
	(In millions)
Metropolitan Life Insurance Company (1)	$11,195	$14,485	(2)
American Life Insurance Company	$5,235	$6,115
Brighthouse Life Insurance Company (3)	$4,374	$5,942
Metropolitan Property and Casualty Insurance Company	$2,271	$2,335
Metropolitan Tower Life Insurance Company	$669	$710
New England Life Insurance Company (3)	$455	$632	(2)
General American Life Insurance Company	$923	$984	(2)
Other	$303	$417

__________________

(1)	In December 2016, MLIC transferred all of the issued and outstanding shares of the common stock of each of NELICO and GALIC to MetLife, Inc. in the form of a non-cash extraordinary dividend.

(2)	In 2015, NELICO and GALIC’s capital and surplus was included in MLIC’s total as they were subsidiaries of MLIC.

(3)
Effective April 28, 2017 in connection with the Separation, MetLife, Inc. contributed all of the issued and outstanding shares of common stock of each of Brighthouse Insurance and NELICO to Brighthouse Holdings, LLC. As a result of the Separation, Brighthouse Insurance and NELICO ceased to be subsidiaries of MetLife, Inc.

The Company’s domestic captive life reinsurance subsidiaries, which reinsure risks including the closed block, level premium term life and ULSG assumed from other MetLife subsidiaries, have no state prescribed accounting practices, except for MRV and MetLife Reinsurance Company of Delaware (“MRD”). MRD ceased to be a subsidiary of MetLife Inc. upon Separation.
MRV, with the explicit permission of the Commissioner of Insurance of the State of Vermont, has included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV and the various affiliated cedants, which resulted in higher statutory capital and surplus of $5.6 billion and $6.0 billion for the years ended December 31, 2016 and 2015, respectively. MRV’s RBC would have triggered a regulatory event without the use of the state prescribed practice. MRD, with the explicit permission of the Commissioner of Insurance of the State of Delaware, has included, as admitted assets, the value of letters of credit issued to MRD, which resulted in higher statutory capital and surplus of $260 million and $200 million for the years ended December 31, 2016 and 2015, respectively. MRD’s RBC would not have triggered a regulatory event without the use of the state prescribed practice. The combined statutory net income (loss) of MetLife, Inc.’s domestic captive life reinsurance subsidiaries was ($344) million, ($336) million and ($320) million for the years ended December 2016, 2015 and 2014, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practice, was $4.4 billion and $5.0 billion at December 31, 2016 and 2015, respectively. A designated protected cell of MRV (“MRV Cell 2”) is no longer part of MetLife upon Separation.
Dividend Restrictions
Insurance Operations
The table below sets forth the dividends permitted to be paid by MetLife, Inc.’s primary insurance subsidiaries prior to the Separation without insurance regulatory approval and dividends paid:

	2017		2016		2015
Company	Permitted Without Approval (1)		Paid (2)		Paid (2)
	(In millions)
Metropolitan Life Insurance Company	$2,723		$5,740	(3)	$1,489
American Life Insurance Company	$—		$—		$—
Brighthouse Life Insurance Company	$473	(4)	$261		$500
Metropolitan Property and Casualty Insurance Company	$98		$228		$235
Metropolitan Tower Life Insurance Company	$66		$60		$102
New England Life Insurance Company	$106	(4)	$295	(5)	$199 (5)
General American Life Insurance Company	$91		$—		$—
__________________

(1)
Reflects dividend amounts that may be paid during 2017 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval. See also note (4) below regarding the impact of the Separation on the dividends permitted to be paid by Brighthouse Insurance and NELICO.

(2)	Reflects all amounts paid, including those requiring regulatory approval.

(3)
In 2016, MLIC paid an ordinary cash dividend to MetLife, Inc. in the amount of $3.6 billion. In addition, in December 2016, MLIC distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc. in the form of a non-cash extraordinary dividend in the amount of $981 million and $1.2 billion, respectively, as calculated on a statutory basis.

(4)
Effective April 28, 2017 in connection with the Separation, MetLife, Inc. contributed all of the issued and outstanding shares of common stock of each of Brighthouse Insurance and NELICO to Brighthouse Holdings, LLC. As a result of the Separation, Brighthouse Insurance and NELICO ceased to be subsidiaries of MetLife, Inc. Accordingly, any dividends paid by Brighthouse Insurance and NELICO following the Separation will be paid to Brighthouse Financial, Inc. or its subsidiaries. MetLife will not receive the proceeds of any such dividends after the Separation.

(5)	Dividends paid by NELICO in 2015 were paid to its former parent, MLIC. Dividends paid by NELICO in 2016, including a $295 million extraordinary cash dividend, were paid to MetLife, Inc.
Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting MLIC, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, MLIC is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive “unassigned funds (surplus)” excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, MLIC may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, MLIC may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, MLIC will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the “Superintendent”) and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under Delaware Insurance Code, each of American Life, Brighthouse Insurance (prior to the distribution of all of the issued and outstanding shares of common stock in April 2017) and Metropolitan Tower Life Insurance Company (“MTL”) is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of each insurer's own securities. Each of American Life, Brighthouse Insurance, and MTL will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the “Delaware Commissioner”) and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as “unassigned funds (surplus)”) as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under the Rhode Island Insurance Code, Metropolitan Property and Casualty Insurance Company (“MPC”) is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the aggregate amount of all such dividends in any 12 month period does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) net income, not including realized capital gains, for the immediately preceding calendar year, not including pro rata distributions of MPC’s own securities. In determining whether a dividend is extraordinary, MPC may include carry forward net income from the previous two calendar years, excluding realized capital gains less dividends paid in the second and immediately preceding calendar years. MPC will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Rhode Island Commissioner of Insurance (the “Rhode Island Commissioner”) and the Rhode Island Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. Under the Rhode Island Insurance Code, the Rhode Island Commissioner has broad discretion in determining whether the financial condition of a stock property and casualty insurance company would support the payment of such dividends to its stockholders.
Under Massachusetts State Insurance Law, prior to the distribution of all of the issued and outstanding shares of common stock in April 2017, NELICO was permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year, not including pro rata distributions of NELICO’s own securities. NELICO will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the “Massachusetts Commissioner”) and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as “unassigned funds (surplus)”) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains), not including pro rata distributions of GALIC’s own securities. GALIC will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the “Missouri Director”) and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by us to mean “unassigned funds (surplus)”) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.
MetLife, Inc.
In addition to regulatory restrictions on the payment of dividends by its insurance subsidiaries to MetLife, Inc., the payment of dividends by MetLife, Inc. to its stockholders is also subject to other restrictions. The declaration and payment of dividends is subject to the discretion of MetLife, Inc.’s Board of Directors, and will depend on its financial condition, results of operations, cash requirements, future prospects and other factors deemed relevant by the Board. In addition, the payment of dividends on MetLife, Inc.’s common stock, and MetLife, Inc.’s ability to repurchase its common stock, may be subject to restrictions described below arising out of (i) potential regulation by the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”) and the Federal Reserve Bank of New York (collectively, with the Federal Reserve Board, the “Federal Reserve”) if MetLife, Inc. were re-designated by the Financial Stability Oversight Council (“FSOC”) as a non-bank systemically important financial institution (“non-bank SIFI”), and (ii) restrictions under the terms of MetLife, Inc.’s preferred stock and junior subordinated debentures in situations where MetLife, Inc. may be experiencing financial stress, as described below. For purposes of this discussion, “junior subordinated debentures” are deemed to include MetLife, Inc.’s Fixed-to-Floating Rate Exchangeable Surplus Trust Securities, as discussed in Note 14.
Regulatory Restrictions. On December 18, 2014, the FSOC designated MetLife, Inc. as a non-bank SIFI subject to regulation by the Federal Reserve and the Federal Deposit Insurance Corporation, and to enhanced supervision and prudential standards. On January 13, 2015, MetLife, Inc. filed an action in the U.S. District Court for the District of Columbia (“D.C. District Court”) asking the court to review and rescind the FSOC’s designation of MetLife, Inc. as a non-bank SIFI. On March 30, 2016, the D.C. District Court ordered that the designation of MetLife, Inc. as a non-bank SIFI by the FSOC be rescinded. On April 8, 2016, the FSOC appealed the D.C. District Court’s order to the United States Court of Appeals for the District of Columbia, and oral argument was heard on October 24, 2016.
If the FSOC prevails on appeal or re-designates MetLife, Inc. as systemically important as part of its ongoing review of non-bank financial companies, MetLife, Inc. could once again be subject to supervision by the Federal Reserve Board and subject to enhanced prudential standards which the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) requires the Federal Reserve Board to adopt. These enhanced prudential standards include RBC requirements and leverage limits, liquidity requirements, overall risk management requirements, resolution plan and credit exposure report requirements, and concentration limits. Dodd-Frank also authorizes the Federal Reserve Board to adopt other standards applicable to non-bank SIFIs, including contingent capital requirements, enhanced public disclosures, short-term debt limits, and other appropriate standards. In addition, non-bank SIFIs are subject to stress testing and must pay a variety of assessments. The Federal Reserve Board has not yet fully implemented most of the standards that will apply to non-bank SIFIs. Accordingly, the manner in which the ultimate standards might apply to MetLife, Inc., were it to be re-designated as a non-bank SIFI, and the full impact of such standards, remains unclear. If MetLife, Inc. were to be re-designated as a non-bank SIFI, however, it is possible that such regulations could constrain MetLife, Inc.’s ability to pay dividends, repurchase common stock or other securities or engage in other transactions that could affect its capital, or cause the Company to raise the price of the products it offers, reduce the amount of risk it takes on, or stop offering certain products altogether. However, following the transition occurring in the United States government and the priorities of the Trump Administration, the Company cannot predict with certainty whether any such regulations will be adopted.
On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. See Note 2. There can be no assurance that any actions taken in furtherance of this plan will affect any decision the FSOC may make to re-designate MetLife, Inc. as a non-bank SIFI.
MetLife, Inc. has also been designated as a global systemically important insurer by the Financial Stability Board. As such, it could be subject to enhanced capital standards and supervision and other additional requirements that would not apply to companies that are not so designated. These policy proposals would need to be implemented by legislation or regulation in each applicable jurisdiction, and the impact on MetLife, Inc. is uncertain.
“Dividend Stopper” Provisions in the Preferred Stock and Junior Subordinated Debentures. Certain terms of MetLife, Inc.’s preferred stock and junior subordinated debentures (sometimes referred to as “dividend stoppers”) may prevent it from repurchasing its common or preferred stock or paying dividends on its common or preferred stock in certain circumstances. If MetLife, Inc. has not paid the full dividends on its preferred stock for the latest completed divided period, MetLife, Inc. may not repurchase or pay dividends on its common stock during a dividend period. Under the junior subordinated debentures, if MetLife, Inc. has not paid in full the accrued interest on its junior subordinated debentures through the most recent interest payment date, it may not repurchase or pay dividends on its common stock or other capital stock (including the preferred stock), subject to certain exceptions. The junior subordinated debentures provide that MetLife may, at its option and provided that certain conditions are met, defer payment of interest without giving rise to an event of default for periods of up to 10 years. In that case, after five years MetLife, Inc. would be obligated to use commercially reasonable efforts to sell equity securities to raise proceeds to pay the interest. MetLife, Inc. would not be subject to limitations on the number of deferral periods that MetLife, Inc. could begin, so long as all accrued and unpaid interest is paid with respect to prior deferral periods. If MetLife, Inc. were to defer payments of interest, the “dividend stopper” provisions in the junior subordinated debentures would thus prevent MetLife, Inc. from repurchasing or paying dividends on its common stock or other capital stock (including the preferred stock) during the period of deferral, subject to exceptions.
In addition, the preferred stock and the junior subordinated debentures contain provisions that would automatically suspend the payment of preferred stock dividends and interest on junior subordinated debentures if MetLife, Inc. fails to meet certain risk based capital ratio, net income and stockholders’ equity tests at specified times. In such cases, however, MetLife would be permitted to make the payments to the extent of the net proceeds from the issuance of certain securities during specified periods.
MetLife, Inc. is a party to certain RCCs which limit its ability to eliminate these restrictions through the repayment, redemption or purchase of preferred stock or junior subordinated debentures by requiring MetLife, Inc., with some limitations, to receive cash proceeds during a specified period from the sale of specified replacement securities prior to any repayment, redemption or purchase. See “— Preferred Stock” for a description of such covenants in effect with respect to the preferred stock, and Note 14 for a description of such covenants in effect with respect to junior subordinated debentures.
Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI attributable to MetLife, Inc., was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Defined Benefit Plans Adjustment	Total
	(In millions)
Balance at December 31, 2013	$8,183	$231	$(1,659)	$(1,651)	$5,104
OCI before reclassifications	11,197	669	(1,492)	(1,150)	9,224
Deferred income tax benefit (expense)	(3,419)	(261)	(208)	401	(3,487)
AOCI before reclassifications, net of income tax	15,961	639	(3,359)	(2,400)	10,841
Amounts reclassified from AOCI	(811)	717	77	180	163
Deferred income tax benefit (expense)	249	(280)	(27)	(63)	(121)
Amounts reclassified from AOCI, net of income tax	(562)	437	50	117	42
Sale of subsidiary (2)	(320)	—	6	—	(314)
Deferred income tax benefit (expense)	80	—	—	—	80
Sale of subsidiary, net of income tax	(240)	—	6	—	(234)
Balance at December 31, 2014	15,159	1,076	(3,303)	(2,283)	10,649
OCI before reclassifications	(7,218)	(19)	(1,646)	125	(8,758)
Deferred income tax benefit (expense)	2,519	6	(1)	(43)	2,481
AOCI before reclassifications, net of income tax	10,460	1,063	(4,950)	(2,201)	4,372
Amounts reclassified from AOCI	(223)	608	—	229	614
Deferred income tax benefit (expense)	78	(213)	—	(80)	(215)
Amounts reclassified from AOCI, net of income tax	(145)	395	—	149	399
Balance at December 31, 2015	10,315	1,458	(4,950)	(2,052)	4,771
OCI before reclassifications	764	344	(476)	(62)	570
Deferred income tax benefit (expense)	(325)	(100)	114	24	(287)
AOCI before reclassifications, net of income tax	10,754	1,702	(5,312)	(2,090)	5,054
Amounts reclassified from AOCI	21	229	—	193	443
Deferred income tax benefit (expense)	(9)	(66)	—	(75)	(150)
Amounts reclassified from AOCI, net of income tax	12	163	—	118	293
Balance at December 31, 2016	$10,766	$1,865	$(5,312)	$(1,972)	$5,347
__________________

(1)	See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2)	See Note 3.

Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statement of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2016	2015	2014
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$78	$263	$673	Net investment gains (losses)
Net unrealized investment gains (losses)	39	35	53	Net investment income
Net unrealized investment gains (losses)	(37)	56	136	Net derivative gains (losses)
Net unrealized investment gains (losses)	(101)	(131)	(51)	Discontinued operations
Net unrealized investment gains (losses), before income tax	(21)	223	811
Income tax (expense) benefit	9	(78)	(249)
Net unrealized investment gains (losses), net of income tax	(12)	145	562
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	56	84	41	Net derivative gains (losses)
Interest rate swaps	12	11	8	Net investment income
Interest rate swaps	36	2	2	Discontinued operations
Interest rate forwards	(1)	4	(8)	Net derivative gains (losses)
Interest rate forwards	4	3	3	Net investment income
Interest rate forwards	1	2	2	Other expenses
Interest rate forwards	4	4	2	Discontinued operations
Foreign currency swaps	(350)	(720)	(762)	Net derivative gains (losses)
Foreign currency swaps	(2)	(1)	(2)	Net investment income
Foreign currency swaps	2	1	2	Other expenses
Foreign currency swaps	5	—	(6)	Discontinued operations
Credit forwards	3	1	—	Net derivative gains (losses)
Credit forwards	1	—	1	Net investment income
Credit forwards	—	1	—	Discontinued operations
Gains (losses) on cash flow hedges, before income tax	(229)	(608)	(717)
Income tax (expense) benefit	66	213	280
Gains (losses) on cash flow hedges, net of income tax	(163)	(395)	(437)
Foreign currency translation adjustment	—	—	(77)	Net investment gains (losses)
Income tax (expense) benefit	—	—	27
Foreign currency translation adjustment, net of income tax	—	—	(50)
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)	(199)	(231)	(179)
Amortization of prior service (costs) credit	6	6	4
Discontinued operations	—	(4)	(5)
Amortization of defined benefit plan items, before income tax	(193)	(229)	(180)
Income tax (expense) benefit	75	80	63
Amortization of defined benefit plan items, net of income tax	(118)	(149)	(117)
Total reclassifications, net of income tax	$(293)	$(399)	$(42)
__________________

(1)	These AOCI components are included in the computation of net periodic benefit costs. See Note 18.